Exceptional items	12 Months Ended
Oct. 31, 2020
Exceptional items [Abstract]
Exceptional items
4 Exceptional items

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
Reported within Operating (loss)/profit:	Note	$m	$m	$m
Integration costs		152.6	245.9	279.0
Pre-acquisition costs		-	-	43.0
Acquisition costs		0.2	1.5	27.1
Property-related costs		15.2	16.3	38.1
Severance and legal costs		33.7	32.1	129.7
Other restructuring costs		10.7	-	-
Divestiture		-	2.1	21.3
Goodwill impairment		2,799.2	-	-
Gain on disposal of Atalla		-	(3.7)	-
		3,011.6	294.2	538.2
Reported within finance costs:
Finance costs incurred in escrow period		-	-	6.4
Reported within finance income:
Finance income earned in escrow period		-	-	(0.6)
		-	-	5.8

Exceptional costs before tax		3,011.6	294.2	544.0

Tax:
Tax effect of exceptional items		(38.7)	(54.3)	(105.9)
Tax exceptional item		-	-	(692.3)
		(38.7)	(54.3)	(798.2)
Reported within profit from discontinued operation (attributable to equity shareholders of the Company):
Loss/(gain) on disposal of discontinued operation	32	2.2	(1,458.5)	-

Exceptional costs/(profit) after tax		2,975.1	(1,218.6)	(254.2)

Exceptional items are allocated to the financial statement lines (for example: cost of sales) in the Consolidated statement of comprehensive income based on the nature and function of the costs; for example restructuring costs related to employees are classified where their original employment costs are recorded.

Integration costs
Integration costs of $152.6 million for the 12 months ended October 31, 2020 (2019: $245.9 million) reflect the IT design, build and migration onto a single IT platform and a wide range of projects undertaken to conform, simplify and increase efficiency across the business. Integration costs of $279.0 million in the 18 months ended October 31, 2018 arose mainly from the work done to integrate Serena, GWAVA and the HPE Software business into the Micro Focus business.

Pre-acquisition costs
There were no pre-acquisition costs for the 12 months to October 31, 2020. Pre-acquisition costs of $43.0 million for the 18 months ended October 31, 2018 related to the evaluation of the acquisition of HPE Software business which was announced in October 2016 and was completed on September 1, 2017. The costs related to due diligence work, legal work on the acquisition agreements, professional advisors on the transaction and pre-integration costs.

Acquisition costs
Acquisition costs of $0.2 million in the 12 months ended October 31, 2020 relate to the acquisition of Atar Labs. The acquisition costs of $1.5 million the 12 months ended October 31, 2019 related to the acquisition of Interset Software Inc (note 33). The acquisition costs in the 18 months ended October 31, 2018 of $27.1 million included external costs in completing the acquisition of the HPE Software business and costs relating to the acquisition of COBOL-IT SAS. The external costs mainly relate to due diligence work, legal work on the acquisition agreements and professional advisors on the transaction.

Property-related costs
Property-related costs of $15.2 million for the 12 months ended October 31, 2020 (2019: $16.3 million; 2018: $38.1 million) relate to the impairment or amendment to the impairments of right-of-use assets for empty or sublet properties held by the Group, any related onerous non-rental costs and the cost of site consolidations as the Group simplifies its real estate footprint as a result of the acquisition of HPE Software or other significant restructuring projects.

Severance and legal costs
Severance and legal costs of $33.7 million for the 12 months ended October 31, 2020 (2019: $32.1 million; 2018: $129.7 million) and relate mostly to termination costs for employees as the Group continues to remove duplication and simplify the continuing operations as a result of the acquisition of HPE Software.

Other restructuring costs
Other restructuring costs of $10.7 million for the 12 months ended October 31, 2020 (2019: $nil; 2018: $nil) relates to the costs of implementing the initiatives included in the Strategic & Operational Review.

Divestiture
Divestiture costs of $2.1 million for the 12 months ended October 31, 2019 related mostly to employee activities (2018: $21.3 million) involved in the disposal of the SUSE business completed in 2019.

Goodwill impairment
A goodwill impairment charge of $2,799.2 million was made in the 12 months ended October 31, 2020 (2019: $nil), see note 10 for additional information.

Gain on disposal of Atalla
The non-recurring gain on disposal of $3.7 million for the 12 months ended October 31, 2019 (2018: $nil) related to Atalla business disposal.

Finance income and finance costs
Finance costs of $6.4 million and finance income of $0.6 million for the 18 months ended October 31, 2018 related to interest (charged and gained) on additional term loan facilities drawn down in relation to the acquisition of the HPE Software business, between the date the facilities were drawn into escrow and the acquisition date. No such income or costs arose in the 12 months ended October 31, 2019 or 12 months ended October 31, 2020.

Tax effect of exceptional items
The tax effect of exceptional items on the income statement is a credit of $38.7 million for the 12 months ended October 31, 2020 (2019: $54.3 million credit; 2018: $798.2 million credit). The exceptional tax credit of $692.3 million in the 18 months ended October 31, 2018 related to the impact of US tax reforms, comprised of a credit of $930.6 million in respect of the re-measurement of deferred tax liabilities and a transition tax charge of $238.3 million payable over eight years.

Loss/(gain) on disposal of discontinued operation
The loss on the disposal of discontinued operation of $2.2 million (2019: gain $1,458.5 million) in the 12 months ended October 31, 2020 related to conclusion of the working capital settlement on the disposal of the SUSE business and adjustments in respect of income tax balances owed in respect of pre-transaction periods.